Income statements and other significant data (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME		R$ 51,318,466	R$ 44,442,712	R$ 44,321,107
Income from equity instruments		90,040	33,754	18,933
Income from companies accounted for by the equity method		144,184
Net fee and commission income		15,273,301	16,228,214	15,713,152
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(1,780,504)	(11,702,902)	(325,992)
Other operating expense (net)		(1,119,380)	(872,510)	1,107,720
TOTAL INCOME		63,926,107	48,241,529	58,768,968
Personnel expenses		(9,025,702)	(8,871,482)	9,327,714
Other administrative expenses		(8,290,717)
Depreciation and amortization		(2,433,921)	(2,579,127)	(2,391,857)
Provisions (net)		(2,179,417)	(1,656,546)	3,681,586
Impairment losses on financial assets (net)		(17,112,734)	(17,450,189)	(13,369,906)
Impairment losses on non-financial assets (net)		(165,799)	(84,907)	131,435
Other non-financial gains (losses)		32,512	308,176	20,489
OPERATING PROFIT BEFORE TAX	[1]	24,750,329	9,663,975	22,273,147
Currency Hedge	[1]	2,511,980
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	27,262,309
NET INTEREST INCOME			44,442,713
Income from companies accounted for by the equity method			112,261
Other administrative expenses		(8,290,717)	(8,243,478)	(7,613,812)
Currency Hedge	[1]		13,583,011
ADJUSTED OPERATING INCOME BEFORE TAX	[1]		23,246,986
Income from companies accounted for by the equity method				149,488
Other operating expense (net)		1,119,380	872,510	(1,107,720)
Personnel expenses		9,025,702	8,871,482	(9,327,714)
Other administrative expenses				(7,613,812)
Provisions (net)		2,179,417	1,656,546	(3,681,586)
Impairment losses on non-financial assets (net)		165,799	84,907	(131,435)
Currency Hedge	[1]			1,264,279
ADJUSTED OPERATING INCOME BEFORE TAX	[1]			23,537,426
Condensed Income Statement Commercial Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME		46,236,026		42,043,774
Income from equity instruments		10,216	3,617	4,864
Income from companies accounted for by the equity method		105,403
Net fee and commission income		13,285,099	14,405,280	13,923,272
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(1,433,236)	(13,515,305)	(1,541,343)
Other operating expense (net)		(974,391)	(767,088)	1,069,052
TOTAL INCOME		57,229,117	41,667,906	53,511,003
Personnel expenses		(8,220,544)	(8,139,785)	8,554,254
Other administrative expenses		(7,697,346)
Depreciation and amortization		(2,342,639)	(2,488,517)	(2,297,010)
Provisions (net)		(2,176,774)	(1,638,787)	3,668,709
Impairment losses on financial assets (net)		(17,169,630)	(17,379,570)	(13,423,361)
Impairment losses on non-financial assets (net)		(163,935)	(28,403)	73,216
Other non-financial gains (losses)		32,512	308,176	20,489
OPERATING PROFIT BEFORE TAX	[1]	19,490,761	4,666,350	18,375,114
Currency Hedge	[1]	2,511,980
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	22,002,741
NET INTEREST INCOME			41,457,352
Income from companies accounted for by the equity method			84,051
Other administrative expenses			(7,634,670)
Currency Hedge	[1]		13,583,011
ADJUSTED OPERATING INCOME BEFORE TAX	[1]		18,249,361
Income from companies accounted for by the equity method				149,488
Other operating expense (net)		974,391	767,088	(1,069,052)
Personnel expenses		8,220,544	8,139,785	(8,554,254)
Other administrative expenses				(7,139,828)
Provisions (net)		2,176,774	1,638,787	(3,668,709)
Impairment losses on non-financial assets (net)		163,935	28,403	(73,216)
Currency Hedge	[1]			1,264,279
ADJUSTED OPERATING INCOME BEFORE TAX	[1]			19,639,393
Condensed Income Statement Global Wholesale Banking [Member]
IfrsStatementLineItems [Line Items]
NET INTEREST INCOME		5,082,440		2,277,333
Income from equity instruments		79,824	30,137	14,069
Income from companies accounted for by the equity method		38,781
Net fee and commission income		1,988,202	1,822,934	1,789,880
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(347,268)	1,812,403	1,215,351
Other operating expense (net)		(144,989)	(105,422)	38,668
TOTAL INCOME		6,696,990	6,573,623	5,257,965
Personnel expenses		(805,158)	(731,697)	773,460
Other administrative expenses		(593,371)
Depreciation and amortization		(91,282)	(90,610)	(94,847)
Provisions (net)		(2,643)	(17,759)	12,877
Impairment losses on financial assets (net)		56,896	(70,619)	53,455
Impairment losses on non-financial assets (net)		(1,864)	(56,504)	58,219
Other non-financial gains (losses)
OPERATING PROFIT BEFORE TAX	[1]	5,259,568	4,997,625	3,898,033
Currency Hedge	[1]
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	5,259,568
NET INTEREST INCOME			2,985,361
Income from companies accounted for by the equity method			28,210
Other administrative expenses			(608,808)
Currency Hedge	[1]
ADJUSTED OPERATING INCOME BEFORE TAX	[1]		4,997,625
Income from companies accounted for by the equity method
Other operating expense (net)		144,989	105,422	(38,668)
Personnel expenses		805,158	731,697	(773,460)
Other administrative expenses				(473,984)
Provisions (net)		2,643	17,759	(12,877)
Impairment losses on non-financial assets (net)		R$ 1,864	R$ 56,504	(58,219)
Currency Hedge	[1]
ADJUSTED OPERATING INCOME BEFORE TAX	[1]			R$ 3,898,033

[1]	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under “on financial assets and liabilities "fully offset in the line of Taxes